FEDERATED HERMES SHORT-INTERMEDIATE GOVERNMENT TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

March 28, 2024

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES SHORT-INTERMEDIATE GOVERNMENT TRUST (the “Registrant”)
Federated Hermes Short-Intermediate Government Fund (the “Fund”) Institutional Shares Service Shares Class R Shares

1933 Act File No. 002-75769
1940 Act File No. 811-03387

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the above-named Registrant hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated March 31, 2024, that otherwise would have been filed under Rule 497(c) under the 1933 Act, do not differ from the forms of Prospectus and Statement of Additional Information contained in the Registration Statement for the Fund which was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 68 on March 26, 2024.

If you have any questions on the enclosed material, please contact Sheryl.McCall@FederatedHermes.com at Sheryl.McCall@FederatedHermes.com or (724) 720-8831.

Very truly yours,

/s/ George F. Magera
George F. Magera
Assistant Secretary